Entity-Wide Disclosure	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Entity-Wide Disclosure

Note 13. Entity-Wide Disclosure

Revenues by geographic area for the years ended December 31, 2022, 2021 and 2020 were as follows*:

	Year ended December 31,
	2022	2021	2020
	(U.S. $ in thousands)
Americas (primarily the United States)	$415,428	$388,323	$343,477
EMEA	141,660	130,296	101,584
Asia Pacific	94,395	88,600	75,756
	$651,483	$607,219	$520,817

*	Revenues are attributed to geographic areas based on the location of customer.

No single customer accounted for 10% or more of Company’s total revenues, or Company’s net accounts receivable, in any fiscal year presented.

Property, plant and equipment and right-of-use assets of lessees by geographical area were as follows:

	Year ended December 31,
	2022	2021
Americas (primarily the United States)	$63,158	$46,456
EMEA	146,208	162,576
Asia Pacific	3,819	8,914
	$213,185	$217,946

Property, plant and equipment that were located in Israel amounted to $130.6 million and $136.4 million for the years ended December 31, 2022 and 2021, respectively and are included under the EMEA region in the above table.

      Right-of-use assets of lessees that were located in Israel amounted to$1.0 million and $1.4 million for the years ended December 31, 2022 and 2021 respectively and are included under the EMEA region in the above table.